UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2019 to September 30, 2019.

Date of Report (Date of earliest event reported): November 13, 2019

Commission File Number of securitizer:        025-00528

Central Index Key Number of securitizer:       0001541502

Goldman Sachs Mortgage Company1
(Exact name of securitizer as specified in its charter)

Tim Saunders, (212) 855-0746
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

___	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

___________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

1 Relates to the issuances of residential mortgage-backed securities, commercial mortgage-backed securities and automobile loan asset-backed securities for which the filer acts as sponsor.

Central Index Key Number of underwriter (if applicable): ____________

___________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

This Form ABS-15G/A is filed for the purpose of including the disclosures required by Rule 15Ga-1, which are attached as Exhibit 99.1 to this Form ABS-15G/A.

Exhibits

99.1	Disclosures required by Rule 15Ga-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 22, 2020

GOLDMAN SACHS MORTGAGE COMPANY
(Securitizer)

By:	Goldman Sachs Real Estate Funding Corp.,
its General Partner

By:	/s/ Mahesh Saireddy
Name: Mahesh Saireddy
Title: Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-1.